FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Investments	$ 21,900	$ 21,865
Short-term investments	$ 5,899	$ 5,367